Fair Value measurements	6 Months Ended
Jun. 30, 2013
Fair Value measurements [Abstract]
Fair Value measurements
15.      Fair value measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

Fair value on a recurring basis

15.1      Freight derivatives and bunker derivatives:
The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that can be highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. For the six month periods ended June 30, 2012 and 2013, gain on freight derivatives contracts was $64 and $0, respectively. For the six month periods ended June 30, 2012 and 2013 nil gain or loss was recognized on bunker derivatives since during the respective periods the Company did not enter into any bunker derivatives contracts.

	Six month period ended June 30,
	2012	2013

Freight Derivatives	$64	$-
Interest rate swaps	-	438
Total	$64	$438

As of December 31, 2012 and June 30, 2013, no fair value measurement for assets or liabilities were recognized in the Company's unaudited interim condensed consolidated financial statements, since the Company had no open positions on freight and bunker derivatives.

15.2      Interest rate swaps
During the six month period ended June 30, 2013, the company entered into two interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. The Company's interest rate swaps did not qualify for hedge accounting and therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. As of June 30, 2013, the Company had outstanding two interest rate swap agreements of $26,840 and $28,628 notional amount, maturing in August and in November of 2018, respectively. The change in the fair market value of the respective agreements for the six month period ended June 30, 2013, resulted in a gain of $438 and is included in "Gain on derivative instruments” in the accompanying unaudited interim condensed consolidated statement of operations.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company's financial instruments as of December 31, 2012 and June 30, 2013.

	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013

Interest rate swaps - asset position	$-	$438
Total	$0	$438

As of December 31, 2012 and June 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated balance sheets.
The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of June 30, 2013.